[LOGO OMITTED]
                                 FLAG INVESTORS
                 INVESTING WITH A DIFFERENCE(REGISTRATION MARK)

                               [GRAPHIC OMITTED]
                                 EMERGING GROWTH
                                      FUND

                                  Annual Report
                                October 31, 2000

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

     We are pleased to provide you with the results of the Flag Investors Emerging Growth Fund for the fiscal year ended October 31, 2000. This is the seventh year that the current team has managed your portfolio. We think that these results speak for themselves, outperforming the Russell 2000 Growth Index and the Russell 2000 Index consistently.

ANNUALIZED RETURNS (%)1

  ALL PERIODS ENDING
  OCTOBER 31, 2000    1-YEAR  2-YEARS  3-YEARS  4-YEARS  5-YEARS 6-YEARS 7-YEARS
  ------------------  ------  -------  -------  -------  ------- ------- -------
  FLAG INVESTORS EMERGING
    GROWTH CLASS A    33.32%   30.46%   13.77%  16.70%   16.99%  19.50%  17.11%
  Russell 2000
    Growth Index      16.16%   22.55%   8.11%   11.24%   11.65%  13.09%  10.98%
  Russell 2000 Index  17.41%   16.13%    5.94%  11.36%   12.39%  13.36%  11.29%
  S&P 500 Index        6.09%   15.46%   17.60%  21.07%   21.67%  22.45%  19.61%

---------
1 PAST  PERFORMANCE  IS NOT  INDICATIVE OF FUTURE  RESULTS.  THE FUND'S  AVERAGE
  ANNUAL TOTAL RETURNS FOR THE 1-, 5- AND 10-YEAR PERIODS AS OF 10/31/00, INCLUDING THE MAXIMUM 5.50% SALES CHARGE, WERE 25.98%, 15.68% AND 16.71% RESPECTIVELY. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charges.
  The Russell 2000 Index, Russell 2000 Growth Index and Standard & Poor's (S&P) 500 Index are unmanaged. The Russell 2000 Index tracks the common stock price movement of 2,000 of the smallest companies in the Russell 3000 Index; the Russell 2000 Growth Index is comprised of the Russell 2000 Index securities with greater-than-average growth orientations and the S&P 500 Index is an indicator of general market performance. Index returns do not reflect expenses, which have been deducted from the Fund's returns.

     As we have often discussed, our philosophy and resulting strategy involve identifying what we believe to be the best growth companies with the largest opportunities early in their life cycles and holding them for the long-term.

     The value of this strategy, which is demonstrated over the last year, is even more apparent when placed in the broader context of the hostile environment for small growth stocks during these last seven years. Since December 1993, the environment for implementing this strategy has been challenging. Small companies' stocks have significantly under-performed their larger counterparts as measured by the Russell 2000 performance relative to S&P 500. The point is illustrated in the chart on the following page.

     As we have seen again and again, because we are long-term investors and do not attempt to "time the market" by trading in and out of cash, we feel the

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

Russell 2000 Performance
Relative to S&P 500

Jan-94   0.9974
Feb-94   1.0215
Mar-94   1.0118
Apr-94   1.0049
May-94   0.9776
Jun-94   0.9683
Jul-94   0.9529
Aug-94   0.9664
Sep-94   0.9873
Oct-94   0.9617
Nov-94   0.9577
Dec-94   0.9689
Jan-95   0.9325
Feb-95   0.9349
Mar-95   0.9237
Apr-95   0.9172
May-95   0.8971
Jun-95   0.9222
Jul-95   0.944
Aug-95   0.9612
Sep-95   0.9387
Oct-95   0.8999
Nov-95   0.8983
Dec-95   0.9046
Jan-96   0.8739
Feb-96   0.8928
Mar-96   0.9023
Apr-96   0.9367
May-96   0.9492
Jun-96   0.9068
Jul-96   0.8658
Aug-96   0.8972
Sep-96   0.8825
Oct-96   0.8456
Nov-96   0.8186
Dec-96   0.857
Jan-97   0.8227
Feb-97   0.7965
Mar-97   0.7915
Apr-97   0.749
May-97   0.7845
Jun-97   0.7831
Jul-97   0.7591
Aug-97   0.8225
Sep-97   0.8369
Oct-97   0.8278
Nov-97   0.7861
Dec-97   0.7863
Jan-98   0.7654
Feb-98   0.7667
Mar-98   0.7594
Apr-98   0.756
May-98   0.7277
Jun-98   0.7008
Jul-98   0.651
Aug-98   0.6132
Sep-98   0.6214
Oct-98   0.5981
Nov-98   0.5935
Dec-98   0.5959
Jan-99   0.5796
Feb-99   0.5497
Mar-99   0.5368
Apr-99   0.5631
May-99   0.5851
Jun-99   0.5794
Jul-99   0.5817
Aug-99   0.563
Sep-99   0.579
Oct-99   0.5467
Nov-99   0.5679
Dec-99   0.597
Jan-00   0.6184
Feb-00   0.7344
Mar-00   0.6249
Apr-00   0.6055
May-00   0.5821
Jun-00   0.6178
Jul-00   0.6073
Aug-00   0.6155
Sep-00   0.6307
Oct-00   0.5896

Source: Russell/Mellon Analytical Services

full impact of the volatility. Thus, when the overall small-cap sector declined, so did the Fund, as seen in the declines of 1998 and 2000. On both occasions, the Fund's decline was 7%-8% greater than the index (Table 1, Columns I and II). More importantly, when the market recovered, your holdings also rebounded more than the benchmark, in general. The best examples of relative out-performance during a recovery would be following market bottoms in October 1998, March 1999, and October 2000, when the Fund out-performed the index by 18%, 24% and 49% respectively, thus illustrating our point (Table 1, Columns III, IV and V). This data, we think, highlights the need to focus on the longer term and hold the shares of the Fund and its constituent companies. It is extremely important to do so at times when overall market psychology is at its most negative. This is possible because, we believe, they are among the best, fastest growing smaller companies. They have real business models that we can understand and monitor. We have again and again used market sell-offs as opportunities to add to your holdings of some of the best in these businesses only to see their shares recover quickly in the market.

     The year 2000 is an excellent case in point. It has been characterized by extreme volatility, due in part to the `dot.com' mania that started in the early months of the year followed by the `dot.com' panic over the spring and summer. Many of the new Internet companies announced shortfalls, downsizing or worse.

--------------------------------------------------------------------------------

TABLE 1

                              MARKET DECLINES              MARKET RECOVERIES
                              (MODEST UNDER-               (SUBSTANTIAL OUT-
                               PERFORMANCE)                  PERFORMANCE)
                           ---------------------   --------------------------------
                               I          II          III         IV          V
                           04/21/98-   03/09/00-   10/08/98-   03/23/99-  10/12/00-
                           10/08/98    10/12/00    03/09/00    03/09/00   10/31/00
                           ---------   ---------   ---------   ---------  ---------
  Flag Investors Emerging
    Growth Fund Class A
    Return 1                  -45.7%      -40.1%      224.2%     130.6%       17.0%
  Russell 2000
    Growth Index Return       -41.9%      -37.1%      183.5%      99.9%        8.7%
  Difference (%)               -3.8%       -3.0%      +40.6%     +30.8%       +8.2%
  Percentage Change (%)          -7%         -8%        +18%       +24%        +49%

----------------
1 Performance returns are cumulative and include the applicable 5.50% maximum sales charge.

     We took advantage of the last sell-off in Internet-related stocks, by adding to some of the holdings whose shares had declined with the overall market, but whose businesses remained strong. We increased our exposure in Internet-related holdings such as Keynote Systems, EBenx, and Digital Insight, as well as ATMI, ArthroCare and Getty Images in the broader technology category.

     While the Fund has continued to enjoy strong relative out-performance, it is our belief that the best is yet to come. We believe the Fund will realize its true potential when the sector related impediments described in this letter are removed. While we cannot predict what the catalyst for change will be or when, we believe that the Fund is well positioned due to the excellent quality growth companies in which we seek to invest. For this reason, we are very excited about the future potential of the Fund, and hope you share in our enthusiasm.

/S/ SIGNATURE FREDERICK L. MESERVE, JR.

Frederick L. Meserve,Jr.
Portfolio Manager

November 22, 2000

FIVE LARGEST HOLDINGS
--------------------------------------------------------------------------------

                                                                     PERCENT OF
COMPANY                                                              NET ASSETS
--------------------------------------------------------------------------------
  o SIPEX CORPORATION (SIPX)                                              6.59%
    Makes   high-performance   analog  integrated   circuits  for
    everything  from computers and cell phones to thermostats and low voltage  power devices used for Timex's  Indiglo  watches
    (which used 1/10th of the battery power of its  competitors).
    The company's interface, low-power analog, and data converter products serve the data processing, communications, consumer, and  industrial  markets.  Sipex  is  concentrating  on three
    high-growth      areas:     data      communications      and
    telecommunications, battery-powered and portable products and industrial controls and instrumentation.

  o RSA SECURITY, INC. (RSAS)                                             6.22%
    The leading provider of enterprise network and information security solutions that help organizations conduct business securely, protect corporate information assets and facilitate business-to-business electronic commerce.

  O WIND RIVER SYSTEMS,INC. (WIND)                                        5.32%
    Develops, markets, supports and provides consulting services for advanced software operating systems and development tools. The company's services enable customers to create real-time software applications for embedded computers. Wind
    River's TORNADO product standardizes design across projects and shortens product development cycles. Wind River is the surviving company of a merger with Integrated Systems, Inc.
    which closed in February 2000.

  o I2 TECHNOLOGIES (ITWO)                                                4.74%
    Acquired Aspect  Development  (ASDV) on June 12, creating one
    of  the  largest   software   providers  for  e-business  and
    e-marketplace   solutions.   I2,  the  leading   provider  of
    intelligent  e-business  solutions,  and  Aspect  Development
    collectively   provide  the  most   comprehensive   suite  of
    e-business solutions and e-marketplace platforms available today for both private and public marketplaces.

  o DOCUMENTUM, INC. (DCTM)                                               4.71%
    Develops  content-management  platforms and  applications for managing  the content that  organizations  rely on to conduct global  operations  and bring their  businesses  online.  The
    Company's   Internet-scale   content   management   solutions
    facilitate e-business connections with customers, business partners and employees.

FUND PERFORMANCE
--------------------------------------------------------------------------------
GROWTH OF $100 SINCE DECEMBER 31, 1993 1*

$349 S&P 500 Index
$309 Emerging Growth Fund
$211 Russell 2000 Index
$208 Russell 2000 Growth Index
$207 Russell 2000 Value Index

            FLAG EG      S&P 500      Russell 2000   R2000 Value    R2000 Growth
Dec-93      100          100          100            100            100
Jan-94      102.054      103.4        103.133        103.562        102.662
Feb-94      105.177      100.594      102.759        103.259        102.21
Mar-94      99.4247      96.2078      97.3463        98.6377        95.9315
Apr-94      96.3843      97.4412      97.9236        99.6074        96.0783
May-94      94.9048      99.0402      96.822         99.4649        93.9252
Jun-94      88.085       96.6128      93.5552        96.8838        89.9117
Jul-94      91.4542      99.7855      95.0932        98.6742        91.193
Aug-94      99.4244      103.877      100.39         102.555        97.8847
Sep-94      101.643      101.337      100.05         101.464        98.2949
Oct-94      105.998      103.614      99.6454        99.603         99.3417
Nov-94      101.89       99.8404      95.6187        95.5821        95.3223
Dec-94      105.03       101.321      98.1784        98.4505        97.5681
Jan-95      106.514      103.948      96.9384        97.974         95.5807
Feb-95      113.439      107.999      100.974        101.602        99.9975
Mar-95      115.583      111.186      102.705        102.097        102.918
Apr-95      112.533      114.461      104.987        105.133        104.466
May-95      114.264      119.036      106.792        107.387        105.835
Jun-95      126.631      121.801      112.332        111.057        113.128
Jul-95      132.814      125.84       118.802        115.109        121.945
Aug-95      138.338      126.156      121.26         118.529        123.45
Sep-95      146.087      131.479      123.426        120.299        125.992
Oct-95      140.894      131.01       117.906        115.494        119.794
Nov-95      143.641      136.761      122.86         120.084        125.082
Dec-95      144.25       139.395      126.101        123.804        127.854
Jan-96      140.683      144.14       125.964        124.625        126.795
Feb-96      153.211      145.476      129.891        126.577        132.577
Mar-96      153.733      146.877      132.534        129.234        135.198
Apr-96      171.135      149.042      139.621        132.76         145.577
May-96      178.878      152.886      145.123        136.121        153.042
Jun-96      172.441      153.469      139.164        134.514        143.098
Jul-96      151.211      146.688      127.01         127.363        125.628
Aug-96      163.391      149.782      134.384        132.889        134.929
Sep-96      175.311      158.212      139.636        136.517        141.877
Oct-96      166.524      162.575      137.484        138.101        135.757
Nov-96      171.92       174.864      143.148        145.532        139.532
Dec-96      170.51       171.4        146.9          150.256        142.253
Jan-97      182.957      182.109      149.835        152.565        145.806
Feb-97      168.485      183.537      146.202        154.013        137.001
Mar-97      153.827      175.996      139.301        149.886        127.329
Apr-97      154.365      186.503      139.691        152.089        125.852
May-97      183.232      197.857      155.225        164.195        144.767
Jun-97      192.815      206.721      161.884        172.503        149.675
Jul-97      197.423      223.17       169.411        179.749        157.338
Aug-97      205.656      210.668      173.291        182.607        162.059
Sep-97      223.116      222.206      185.976        194.75         174.991
Oct-97      209.64       214.784      177.811        189.453        164.474
Nov-97      208.277      224.727      176.656        191.537        160.559
Dec-97      205.798      228.585      179.747        198.03         161.523
Jan-98      203.699      231.113      176.907        194.445        159.375
Feb-98      224.232      247.781      189.98         206.209        173.447
Mar-98      240.87       260.47       197.808        214.582        180.732
Apr-98      235.932      263.09       198.896        215.633        181.835
May-98      209.508      258.565      188.175        208            168.633
Jun-98      213.887      269.068      188.57         206.835        170.353
Jul-98      189.846      266.189      173.296        190.64         156.129
Aug-98      147.168      227.704      139.642        160.785        120.094
Sep-98      164.564      242.29       150.576        169.87         132.272
Oct-98      181.399      261.998      156.716        174.913        139.171
Nov-98      192.718      277.878      164.927        179.648        149.967
Dec-98      219.506      293.889      175.132        185.282        163.537
Jan-99      209.716      306.18       177.462        181.076        170.896
Feb-99      189.268      296.663      163.087        168.709        152.952
Mar-99      190.877      308.533      165.631        167.325        158.397
Apr-99      198.493      320.482      180.472        182.602        172.384
May-99      200.855      312.916      183.107        188.208        172.66
Jun-99      214.453      330.283      191.383        195.021        181.759
Jul-99      204.074      319.971      186.14         190.399        176.143
Aug-99      201.972      318.371      179.252        183.449        169.555
Sep-99      215.383      309.648      179.288        179.78         172.827
Oct-99      231.45       329.249      180.023        176.185        177.252
Nov-99      258.275      335.933      190.771        177.101        195.987
Dec-99      327.7        355.719      212.366        182.538        230.54
Jan-00      295.159      337.862      208.947        177.755        228.396
Feb-00      428.335      331.476      243.444        188.616        281.543
Mar-00      352.434      363.895      227.401        189.503        251.953
Apr-00      316.873      352.941      213.711        190.621        229
Oct-00      308.75       349.33       211.41         207.19         207.86


ANNUALIZED RETURNS*

  ALL PERIODS ENDING OCTOBER 31, 2000             1-YEAR     3-YEARS     5-YEARS
  -----------------------------------             ------     -------     -------
  Flag Investors Emerging
    Growth Fund Class A Shares                    33.32%      13.77%      16.99%
  Russell 2000 Growth Index                       16.16%       8.11%      11.65%
  Russell 2000 Value Index                        17.30%       2.93%      12.33%
  Russell 2000 Index                              17.41%       5.94%      12.39%
  NASDAQ Industrials Index                        10.21%      13.31%      14.43%
  Lipper Small-Cap Growth Funds Average           38.47%      17.56%      17.79%
  S&P 500 Index                                    6.09%      17.60%      21.67%

----------
1 The current  management  team assumed  responsibility  for managing the Fund's assets in November, 1993.
* PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charges.
  The Russell 2000 Value Index is comprised of securities found in the Russell 2000 Index with a less-than-average growth orientation. Companies in this index have low price-to-book and price-to-earnings ratios.
  The NASDAQ (OTC) Industrial Index is unmanaged and is comprised of more than 3,000 industrial issues covered by the NASDAQ Composite Index. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the catagory indicated. These figures do not reflect sales charges.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

ADDITIONAL PERFORMANCE INFORMATION
     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of each of the Fund's classes to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment from the inception date of the respective class through the end of the most recent fiscal year-end. The SEC also requires that we report the total return of each class, according to a standardized formula, for various time periods through the end of the most recent fiscal year.

     Both the line graph and the SEC standardized total return figures include the impact of the 5.50% maximum initial sales charge for theClass A Shares and the contingent deferred sales charge applicable to the specified time period for the Class B and Class C Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

     While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund's classes are adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT IN CLASS A SHARES 1
JUNE 15, 1988-OCTOBER 31, 2000

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Flag Investors           S&P 500           NASDAQ (OTC)
            Emerging Growth Fund       Index 2         Composite Index 3
06/13/88           9,450               10,000              10,000
07/31/88           9,721                9,962               9,668
08/31/88           9,442                9,624               9,218
09/30/88           9,721               10,034               9,434
10/31/88           9,486               10,313               9,168
11/30/88           9,364               10,166               8,850
12/31/88          10,192               10,343               9,209
01/31/89          11,199               11,100               9,638
02/28/89          11,567               10,823               9,581
03/31/89          11,628               11,076               9,688
04/30/89          12,487               11,650              10,214
05/31/89          13,029               12,122              10,755
06/30/89          12,522               12,053              10,249
07/31/89          12,959               13,141              10,719
08/31/89          13,730               13,398              11,070
09/30/89          13,677               13,343              11,154
10/31/89          13,056               13,033              10,767
11/30/89          12,819               13,299              10,822
12/31/89          13,474               13,618              10,888
01/31/90          11,635               12,705              10,093
02/28/90          11,985               12,868              10,452
03/31/90          12,395               13,209              10,949
04/30/90          11,975               12,881              10,677
05/31/90          13,544               14,136              11,889
06/30/90          13,554               14,042              12,128
07/31/90          12,585               13,997              11,491
08/31/90          10,666               12,731               9,891
09/30/90           9,556               12,111               8,955
10/31/90           8,926               12,059               8,570
11/30/90          10,226               12,838               9,464
12/31/90          10,636               13,197               9,868
01/31/91          11,095               13,771              11,150
02/28/91          12,295               14,755              12,271
03/31/91          13,095               15,112              13,246
04/30/91          12,885               15,149              13,087
05/31/91          13,684               15,801              13,757
06/30/91          12,555               15,078              12,810
07/31/91          13,524               15,780              13,537
08/31/91          14,494               16,154              14,274
09/30/91          14,534               15,885              14,344
10/31/91          15,224               16,097              14,875
11/30/91          14,074               15,449              14,332
12/31/91          15,913               17,216              16,258
01/31/92          16,383               16,896              17,302
02/29/92          16,693               17,115              17,546
03/31/92          15,274               16,783              16,430
04/30/92          14,414               17,277              15,300
05/31/92          14,204               17,361              15,419
06/30/92          13,245               17,103              14,622
07/31/92          13,714               17,802              15,085
08/31/92          13,274               17,437              14,512
09/30/92          13,384               17,643              15,088
10/31/92          13,524               17,705              15,817
11/30/92          14,484               18,309              17,127
12/31/92          14,452               18,534              17,618
01/31/93          14,379               18,689              18,060
02/28/93          13,762               18,944              16,944
03/31/93          14,296               19,343              17,343
04/30/93          13,501               18,875              16,507
05/31/93          14,306               19,379              17,824
06/30/93          13,971               19,435              17,731
07/31/93          13,668               19,358              17,430
08/31/93          14,337               20,091              18,392
09/30/93          14,682               19,937              18,960
10/31/93          14,651               20,349              19,379
11/30/93          13,752               20,156              19,026
12/31/93          14,340               20,400              19,586
01/31/94          14,635               21,094              20,365
02/28/94          15,083               20,522              20,286
03/31/94          14,258               19,627              18,935
04/30/94          13,822               19,878              18,579
05/31/94          13,610               20,204              18,137
06/30/94          12,632               19,709              17,360
07/31/94          13,115               20,356              17,713
08/31/94          14,258               21,190              18,746
09/30/94          14,576               20,671              18,897
10/31/94          15,201               21,136              19,149
11/30/94          14,611               20,367              18,389
12/31/94          15,062               20,668              18,324
01/31/95          15,275               21,204              18,229
02/28/95          16,268               22,031              18,887
03/31/95          16,575               22,681              19,489
04/30/95          16,138               23,347              19,727
05/31/95          16,386               24,281              20,094
06/30/95          18,159               24,845              21,515
07/31/95          19,046               25,669              23,174
08/31/95          19,838               25,734              23,357
09/30/95          20,949               26,820              23,863
10/31/95          20,205               26,723              22,871
11/30/95          20,599               27,896              23,609
12/31/95          20,686               28,435              23,451
01/31/96          20,174               29,401              23,569
02/29/96          21,971               29,675              24,459
03/31/96          22,046               29,960              24,912
04/30/96          24,541               30,400              27,199
05/31/96          25,652               31,184              28,776
06/30/96          24,728               31,303              26,992
07/31/96          21,684               29,919              23,993
08/31/96          23,431               30,551              25,546
09/30/96          25,140               32,271              26,925
10/31/96          23,880               33,161              26,171
11/30/96          24,654               35,668              27,127
12/31/96          24,452               34,962              26,975
01/31/97          26,243               37,147              28,175
02/28/97          24,166               37,437              26,656
03/31/97          22,063               35,898              24,745
04/30/97          22,141               38,041              24,233
05/31/97          26,281               40,358              27,570
06/30/97          27,657               42,170              28,750
07/31/97          28,319               45,523              30,644
08/31/97          29,500               42,973              31,211
09/30/97          32,005               45,328              33,430
10/31/97          30,071               43,814              30,840
11/30/97          29,877               45,843              30,396
12/31/97          29,522               46,631              29,681
01/31/98          29,222               47,149              29,479
02/28/98          32,167               50,549              31,861
03/31/98          34,553               53,137              33,104
04/30/98          33,844               53,673              33,773
05/31/98          30,054               52,750              32,351
06/30/98          30,681               54,892              32,428
07/31/98          27,231               54,304              30,606
08/31/98          21,108               46,463              23,554
09/30/98          23,604               49,427              25,081
10/31/98          26,017               53,451              27,110
11/30/98          27,640               56,695              29,544
12/31/98          31,472               59,961              31,707
01/31/99          30,067               62,467              34,231
02/28/99          27,135               60,524              31,698
03/31/99          27,367               62,945              33,710
04/30/99          28,458               65,381              36,225
05/31/99          28,785               63,838              35,722
06/30/99          30,735               67,381              39,655
07/31/99          29,249               65,279              38,544
08/31/99          28,949               64,959              38,055
09/30/99          30,872               63,179              39,128
10/31/99          33,217               67,178              40,716
11/30/99          37,021               68,556              47,076
12/31/99          46,973               72,580              54,434
01/31/00          42,309               68,936              53,482
02/29/00          61,398               67,633              63,788
03/31/00          50,516               74,248              58,838
04/30/00          45,418               72,013              51,566
05/31/00          42,085               70,537              44,965
06/30/00          46,469               72,279              51,215
07/31/00          43,276               71,152              48,199
08/31/00          45,051               75,570              55,072
09/30/00          40,631               71,580              49,757
10/31/00          41,848               71,279              44,871

AVERAGE ANNUAL TOTAL RETURN 1
  PERIODS ENDED
  10/31/00                   1-YEAR     5-YEARS    10-YEARS    SINCE INCEPTION 4
  ------------------         ------     -------    --------    -----------------
  Class A Shares              25.98%    15.68%      16.71%          12.26%

-------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and include the Fund's maximum 5.50% sales charge. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Standard & Poor's 500 Composite Index is an unmanaged index that is a widely recognized benchmark of general market performance. Benchmark returns are for the period beginning June 30, 1988.
3 The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded in the regular NASDAQ market and which are classified as industrial companies. Benchmark returns are for the period beginning June 30, 1988.
4 June 15, 1988.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

ADDITIONAL PERFORMANCE INFORMATION (CONTINUED)
CHANGE IN VALUE OF A $10,000 INVESTMENT IN CLASS B SHARES 1
JUNE 20, 1996-OCTOBER 31, 2000

                 Flag Investors       S&P 500             NASDAQ (OTC)
                   Growth B           Index 2           Composite Index 3
06/30/96           10,000             10,000               10,000
07/31/96            9,022              9,558                8,889
08/31/96            9,761              9,760                9,464
09/30/96           10,468             10,309                9,975
10/31/96            9,932             10,594                9,696
11/30/96           10,250             11,395               10,050
12/31/96           10,133             11,169                9,993
01/31/97           10,864             11,867               10,438
02/28/97           10,003             11,960                9,876
03/31/97            9,126             11,468                9,168
04/30/97            9,148             12,153                8,978
05/31/97           10,853             12,893               10,214
06/30/97           11,416             13,472               10,651
07/31/97           11,681             14,543               11,353
08/31/97           12,163             13,728               11,563
09/30/97           13,186             14,481               12,385
10/31/97           12,385             13,997               11,425
11/30/97           12,293             14,645               11,261
12/31/97           12,139             14,897               10,996
01/31/98           12,014             15,062               10,921
02/28/98           13,215             16,148               11,804
03/31/98           14,194             16,975               12,264
04/30/98           13,892             17,146               12,512
05/31/98           12,327             16,852               11,985
06/30/98           12,577             17,536               12,014
07/31/98           11,155             17,348               11,339
08/31/98            8,645             14,843                8,726
09/30/98            9,658             15,790                9,292
10/31/98           10,637             17,075               10,044
11/30/98           11,291             18,112               10,945
12/31/98           12,851             19,155               11,747
01/31/99           12,270             19,956               12,682
02/28/99           11,064             19,335               11,743
03/31/99           11,149             20,108               12,489
04/30/99           11,587             20,887               13,421
05/31/99           11,718             20,394               13,234
06/30/99           12,498             21,526               14,691
07/31/99           11,889             20,854               14,280
08/31/99           11,758             20,752               14,098
09/30/99           12,526             20,183               14,496
10/31/99           13,471             21,461               15,085
11/30/99           15,008             21,901               17,441
12/31/99           19,030             23,186               20,167
01/31/00           17,129             22,022               19,814
02/29/00           24,833             21,606               23,632
03/31/00           20,416             23,719               21,798
04/30/00           18,345             23,005               19,104
05/31/00           16,988             22,534               16,659
06/30/00           18,749             23,090               18,974
07/31/00           17,450             22,730               17,856
08/31/00           18,827             24,142               20,403
09/30/00           16,970             22,867               18,434
10/31/00           17,625             22,771               16,624

AVERAGE ANNUAL TOTAL RETURN 1
  PERIODS ENDED 10/31/00                            1-YEAR     SINCE INCEPTION 4
  ----------------------                            ------     -----------------
  Class B Shares                                    27.32%           13.87%

------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and include the Fund's contingent deferred sales charge applicable to the specified time periods. The contingent deferred sales charge for Class B shares declines over time from a maximum of 5.00% to 0% after six years.Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Standard & Poor's 500 Composite Index is an unmanaged index that is a widely recognized benchmark of general market performance. Benchmark returns are for the period beginning June 30, 1996.
3 The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded in the regular NASDAQ market and which are classified as industrial companies. Benchmark returns are for the period beginning June 30, 1996.
4 June 20, 1996.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT IN CLASS C SHARES 1
JULY 31, 2000-OCTOBER 31, 2000

           Flag Investors Emerging                      NASDAQ National Market
               Growth Fund         S&P 500 Index 2         Composite Index 3
07/31/00         10,000               10,000                   10,000
08/31/00         10,909               10,621                   11,426
09/30/00          9,841               10,060                   10,323
10/31/00         10,115               10,018                    9,310


CUMMULATIVE TOTAL RETURN 1
  PERIODS ENDED 10/31/00                                 SINCE INCEPTION 4
  ----------------------                                 -----------------
  Class C Shares                                                1.15%

----------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and include the Fund's contingent deferred sales charge applicable to the specified time periods. The contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of purchase. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Standard & Poor's 500 Composite Index is an unmanaged index that is a widely recognized benchmark of general market performance. Benchmark returns are for the period beginning July 31, 2000.
3 The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded in the regular NASDAQ market and which are classified as industrial companies. Benchmark returns are for the period beginning July 31, 2000.
4 July 31, 2000.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

ADDITIONAL PERFORMANCE INFORMATION (CONCLUDED)
CHANGE IN VALUE OF A $500,000 INVESTMENT IN INSTITUTIONAL SHARES 1 NOVEMBER 2, 1995-OCTOBER 31, 2000

                Flag Investors Emerging   S&P 500           NASDAQ (OTC)
                    Growth Fund           Index 2         Composite Index 3
11/2/95               500,000             500,000              500,000
11/30/95              498,900             521,950              516,150
12/31/95              503,600             532,024              512,692
01/31/96              491,400             550,112              515,255
02/29/96              534,950             555,228              534,732
03/31/96              537,050             560,559              544,624
04/30/96              597,900             568,799              594,621
05/31/96              625,000             583,474              629,109
06/30/96              602,500             585,691              590,104
07/31/96              528,550             559,804              524,544
08/31/96              571,150             571,615              558,482
09/30/96              613,450             603,797              588,640
10/31/96              582,400             620,462              572,158
11/30/96              601,600             667,369              593,041
12/31/96              596,950             654,155              589,720
01/31/97              640,650             695,040              615,963
02/28/97              590,000             700,461              582,763
03/31/97              539,050             671,672              540,979
04/30/97              540,950             711,771              529,780
05/31/97              642,250             755,118              602,731
06/30/97              676,400             789,023              628,528
07/31/97              692,550             851,750              669,948
08/31/97              721,700             804,052              682,342
09/30/97              782,750             848,114              730,856
10/31/97              735,900             819,787              674,215
11/30/97              731,150             857,743              664,506
12/31/97              722,850             872,496              648,890
01/31/98              715,500             882,181              644,478
02/28/98              787,650             945,786              696,552
03/31/98              846,850             994,211              723,717
04/30/98              828,250           1,004,250              738,336
05/31/98              735,450             986,979              707,252
06/30/98              751,100           1,027,050              708,950
07/31/98              666,650           1,016,060              669,107
08/31/98              517,000             869,342              514,945
09/30/98              578,200             924,806              548,313
10/31/98              637,400           1,000,080              592,672
11/30/98              677,300           1,060,790              645,894
12/31/98              771,350           1,121,890              693,173
01/31/99              737,100           1,168,790              748,349
02/28/99              665,650           1,132,440              692,972
03/31/99              671,300           1,177,730              736,975
04/30/99              697,900           1,223,310              791,954
05/31/99              706,550           1,194,440              780,946
06/30/99              754,400           1,260,730              866,928
07/31/99              718,150             122,140              842,654
08/31/99              710,850           1,215,410              831,952
09/30/99              758,050           1,182,110              855,413
10/31/99              815,900           1,256,940              890,143
11/30/99              909,700           1,282,710            1,029,180
12/31/99            1,154,350              13,580            1,190,040
01/31/00            1,039,950           1,289,830            1,169,220
02/29/00            1,509,750           1,265,450            1,394,530
03/31/00            1,242,450           1,389,210            1,286,310
04/30/00              111,710             134,740            1,127,320
05/31/00            1,035,550           1,319,780              983,026
06/30/00              114,340           1,352,380            1,119,670
07/31/00              106,490          1,3312,800            1,053,720
08/31/00            1,173,450           1,413,950            1,203,980
09/30/00            1,058,750           1,339,290            1,087,790
10/31/00            1,090,050           1,333,669              980,973


AVERAGE ANNUAL TOTAL RETURN 1
  PERIODS ENDED 10/31/00                            1-YEAR    SINCE INCEPTION 4
  ---------------------------                       ------    -----------------
  Institutional Shares                              33.65%         16.89%

------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Standard & Poor's 500 Composite Index is an unmanaged index that is a widely recognized benchmark of general market performance. Benchmark returns are for the period beginning October 31, 1995.
3 The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded in the regular NASDAQ market and which are classified as industrial companies. Benchmark returns are for the period beginning October 31, 1995.
4 November 2, 1995.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT IN BROWN INVESTMENT
ADVISORY & TRUST (BIAT) SHARES 1 MAY 9, 1997-OCTOBER 31, 2000

               Flag Investors Emerging   S&P 500           NASDAQ (OTC)
                   Growth Fund           Index            Composite Index
05/09/97             10,000              10,000               10,000
06/30/97             11,459              10,449               10,428
07/31/97             11,733              11,280               11,115
08/31/97             12,232              10,648               11,321
09/30/97             13,262              11,232               12,126
10/31/97             12,468              10,856               11,186
11/30/97             12,387              11,359               11,025
12/31/97             12,246              11,554               10,766
01/31/98             12,117              11,683               10,693
02/28/98             13,345              12,525               11,557
03/31/98             14,343              13,166               12,007
04/30/98             14,044              13,299               12,250
05/31/98             12,477              13,071               11,734
06/30/98             12,742              13,601               11,762
07/31/98             11,311              13,456               11,101
08/31/98              8,775              11,513                8,544
09/30/98              9,806              12,247                9,097
10/31/98             10,815              13,244                9,833
11/30/98             11,485              14,048               10,716
12/31/98             13,086              14,857               11,501
01/31/99             12,505              15,478               12,416
02/28/99             11,288              14,997               11,497
03/31/99             11,390              15,597               12,227
04/30/99             11,840              16,200               13,139
05/31/99             11,981              15,818               12,957
06/30/99             12,799              16,696               14,383
07/31/99             12,179              16,175               13,981
08/31/99             12,060              16,096               13,803
09/30/99             12,861              15,655               14,192
10/31/99             13,841              16,646               14,768
11/30/99             15,430              16,987               17,075
12/31/99             19,583              17,984               19,744
01/31/00             17,644              17,081               19,399
02/29/00             25,607              16,758               23,137
03/31/00             21,070              18,397               21,341
04/30/00             18,946              17,844               18,704
05/31/00             17,563              17,478               16,310
06/30/00             19,398              17,909               18,577
07/31/00             18,067              17,630               17,482
08/31/00             19,907              18,725               19,975
09/30/00             17,957              17,736               18,048
10/31/00             18,501              17,662               16,275

AVERAGE ANNUAL TOTAL RETURN 1
  PERIODS ENDED 10/31/00                            1-YEAR    SINCE INCEPTION 4
  ---------------------------                       ------    -----------------
  BIAT Shares                                       33.62%          19.34%

------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.These figures assume the reinvestment of dividend and capital gain distributions. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Standard & Poor's 500 Composite Index is an unmanaged index that is a widely recognized benchmark of general market performance. Benchmark returns are for the period beginning May 31, 1997.
3 The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded in the regular NASDAQ market and which are classified as industrial companies. Benchmark returns are for the period beginning May 31, 1997.
4 May 9, 1997.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

                                                                      PERCENT OF
 SHARES                     SECURITY                      VALUE       NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK -- 98.62%
BASIC MATERIALS -- 4.49%
  282,067       ATMI, Inc.1                         $    5,324,015        3.10%
   63,810       Trex Company, Inc.1                      2,384,899        1.39
                                                    --------------       -----
                                                         7,708,914        4.49
BUSINESS SERVICES -- 14.96%
   51,957       Costar Group, Inc.1                      1,623,656        0.94
   95,248       Documentum, Inc.1                        8,096,080        4.71
   47,864       I2 Technologies, Inc.1                   8,136,880        4.74
  155,214       MemberWorks, Inc.1                       5,335,481        3.11
  208,993       QRS Corporation1                         1,763,378        1.03
  263,441       Sitel Corp.1                               740,928        0.43
                                                    --------------       -----
                                                        25,696,403       14.96
CAPITAL GOODS -- 4.59%
  157,936       Advanced Lighting Technologies, Inc.1    1,885,361        1.10
  100,029       Astropower, Inc.1                        5,826,689        3.39
   70,144       Railworks Corp.1                           179,913        0.10
                                                    --------------       -----
                                                         7,891,963        4.59
CONSUMER CYCLICALS -- 9.61%
  195,837       Apollo Group, Inc. - Class A 1           7,662,123        4.46
   62,438       Bright Horizons Family Solutions 1       1,560,950        0.91
   27,750       I-Many, Inc.1                              572,344        0.33
  272,191       Sunrise Assisted Living, Inc.1           6,362,465        3.70
   14,800       Tweeter Home Entertainment
                  Group, Inc.1                             356,125        0.21
                                                    --------------       -----
                                                        16,514,007        9.61
CONSUMER STAPLES -- 7.34%
    7,074       Krispy Kreme Doughnuts, Inc.1              697,231        0.41
  248,293       O'Charleys, Inc.1                        3,631,285        2.11
  153,680       Papa John's International, Inc.1         3,861,210        2.25
   98,908       Starbucks Corp.1                         4,419,951        2.57
                                                    --------------       -----
                                                        12,609,677        7.34
12

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)                             OCTOBER 31, 2000

                                                                      PERCENT OF
 SHARES                     SECURITY                      VALUE       NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HEALTH CARE -- 10.58%
  316,871       ArthroCare Corp.1                    $   7,189,011       4.18%
   27,452       Collagenex Pharmaceuticals, Inc.1          132,971       0.08
   22,387       Emisphere Technologies, Inc.1              566,671       0.33
   35,970       Epix Medical, Inc.1                        379,933       0.22
   29,061       Guilford Pharmaceuticals, Inc.1            717,443       0.42
   86,850       Incyte Pharmaceuticals, Inc.1            3,180,881       1.85
   40,100       Sonosight, Inc.1                           511,275       0.30
1,021,996       US Oncology, Inc.1                       5,493,228       3.20
                                                    --------------      -----
                                                        18,171,413      10.58
MEDIA/TELECOMMUNICATIONS -- 8.21%
  156,974       Getty Images, Inc.1                      4,983,924       2.90
  208,494       Latitude Communications 1                1,198,841       0.70
  215,417       Tekelec, Inc.1                           7,930,038       4.61
                                                    --------------      -----
                                                        14,112,803       8.21
TECHNOLOGY -- 32.91%
   67,977       Alpha Industries, Inc.1                  2,710,583       1.58
  241,686       BroadVision, Inc.1                       7,190,159       4.19
   29,700       Digimarc Corp.1                            443,644       0.26
   60,211       Digital Insight Corp.1                   1,162,825       0.68
   80,542       EBenx, Inc.1                               961,470       0.56
  212,913       Eclipsys Corp.1                          5,256,290       3.06
   98,263       Keynote Systems, Inc.1                   2,358,312       1.37
   92,623       Novadigm, Inc.1                            926,230       0.54
  184,311       RSA Security, Inc.1                     10,690,038       6.22
  287,593       Sipex Corp.1                            11,323,974       6.59
  105,993       Synopsys, Inc.1                          3,696,506       2.15
   47,650       Synplicity, Inc.1                          601,581       0.35
    2,100       Tripath Technology, Inc.1                   61,425       0.04
  222,824       Wind River Systems 1                     9,149,711       5.32
                                                    --------------      -----
                                                        56,532,748      32.91

 SHARES/                                                              PERCENT OF
PAR (000)                   SECURITY                      VALUE       NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TRANSPORTATION -- 5.93%
  103,603       Atlantic Coast Airlines, Inc.1        $  3,703,807        2.16%
  157,522       Forward Air Corp.1                       6,478,092        3.77
                                                      ------------      ------
                                                        10,181,899        5.93
TOTAL COMMON STOCK
      (Cost $98,481,878)                               169,419,827       98.62
                                                      ------------      ------

REPURCHASE AGREEMENTS -- 1.74%
   $2,991       Goldman Sachs & Co.,
                    Dated 10/31/00, 6.50%
                    principal & interest in the
                    amount of $2,991,540 due
                    11/01/00, collateralized by
                    US Treasury Note with a par
                    value of $2,871,000, coupon
                    rate of 6.50%, due 2/15/10,
                    with a market value of
                    $3,051,131                           2,991,000        1.74%
                                                      ------------      ------
TOTAL REPURCHASE AGREEMENTS
      (Cost $2,991,000)                                  2,991,000        1.74%
                                                      ------------      ------
TOTAL INVESTMENTS
      (Cost $101,472,878)2                             172,410,827      100.36%

LIABILITIES IN EXCESS OF OTHER ASSETS                     (624,969)      (0.36)
                                                      ------------      ------
NET ASSETS -- 100.0%                                  $171,785,858      100.00%
                                                      ============      ======

----------
1 Non-income producing security.
2 Aggregate cost for federal tax purposes is $102,971,382.

SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                     OCTOBER 31,
--------------------------------------------------------------------------------
                                                                        2000

Assets:
   Investments, at value (cost $101,472,878) ..................... $172,410,827
   Receivable for shares of beneficial interest subscribed .......        7,093
   Receivable for securities sold ................................      222,146
   Dividend and interest receivable ..............................          540
   Prepaid expenses and other ....................................       45,687
                                                                   ------------
     Total assets ................................................  172,686,293
                                                                   ------------
Liabilities:
   Payable for shares of beneficial interest redeemed ............      514,642
   Payable for securities purchased ..............................      119,507
   Accrued expenses and other ....................................      266,286
                                                                   ------------
     Total liabilities ...........................................      900,435
                                                                   ------------
Net assets ....................................................... $171,785,858
                                                                   ------------
Composition of Net Assets
   Paid-in capital ...............................................   81,465,063
   Accumulated net realized gain from investment transactions ....   19,394,100
   Net unrealized appreciation on investments ....................   70,937,949
   Accumulated net investment loss ...............................      (11,254)
                                                                   ------------
Net assets .......................................................  171,785,858
                                                                   ------------
Net Asset Value Per Share:
   Flag Investors Class A Shares
     ($84,321,976 (DIVIDE) 2,666,918 shares) ........................... $31.62
                                                                         ======
   Flag Investors Class B Shares
     ($8,135,953 (DIVIDE) 267,067 shares) .............................. $30.46
                                                                         ======
   Flag Investors Class C Shares
     ($102,138 (DIVIDE) 3,352 shares) .................................. $30.47
                                                                         ======
   Flag Investors Institutional Shares
     ($2,358,071 (DIVIDE) 73,832 shares) ............................... $31.94
                                                                         ======
   BIAT Shares
     ($76,867,720 (DIVIDE) 2,405,453 shares) ........................... $31.96
                                                                         ======
Maximum OfferingPrice Per Share:
   Flag Investors Class A Shares
     ($31.62 (DIVIDE) 0.945) ........................................... $33.46
                                                                         ======
   Flag Investors Class B Shares ....................................... $30.46
                                                                         ======
   Flag Investors Class C Shares ....................................... $30.47
                                                                         ======
   Flag Investors Institutional Shares ................................. $31.94
                                                                         ======
   BIAT Shares ......................................................... $31.96
                                                                         ======

SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                      FOR THE
                                                                     YEAR ENDED
                                                                     OCTOBER 31,
--------------------------------------------------------------------------------
                                                                        2000

Investment Income:
   Dividends .................................................     $      6,155
   Interest ..................................................          335,111
                                                                   ------------
             Total investment income .........................          341,266
                                                                   ------------
Expenses:
   Investment advisory fees ..................................        1,572,346
   Distribution fees
     Flag Investors Class A Shares ...........................          226,155
     Flag Investors Class B Shares ...........................           63,525
     Flag Investors Class C Shares ...........................              254
   Professional fees .........................................          125,566
   Transfer agent fees .......................................           88,746
   Accounting fees ...........................................           67,766
   Shareholder reporting fees ................................           49,260
   Registration fees .........................................           49,013
   Custodian fees ............................................           25,530
   Directors' fees ...........................................            1,818
   Miscellaneous .............................................            6,678
                                                                   ------------
             Total expenses ..................................        2,276,657
                                                                   ------------
Expenses in excess of investment income ......................       (1,935,391)
                                                                   ------------
Realized and unrealized gain on investments:

   Net realized gain from securities transactions ............       24,275,644
   Change in unrealized appreciation/depreciation
     of investments ..........................................       25,111,745
                                                                   ------------
   Net gain on investments ...................................       49,387,389
                                                                   ------------
Net increase in net assets resulting from operations .........     $ 47,451,998
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                 FOR THE YEARS ENDED OCTOBER 31,
--------------------------------------------------------------------------------
                                                        2000              1999
Increase (Decrease) in Net Assets:
Operations:
   Expenses in excess of investment income ......  $  (1,935,391) $  (1,502,607)
   Net realized gain from securities transactions     24,275,644      6,595,357
   Change in unrealized appreciation/depreciation
     of investments .............................     25,111,745     28,398,384
                                                   -------------  -------------
   Net increase in net assets resulting
     from operations ............................     47,451,998     33,491,134
                                                   -------------  -------------
Dividends to Shareholders from:
   Net realized short-term gains:
     Flag Investors Class A Shares ..............     (1,000,134)          --
     Flag Investors Class B Shares ..............        (56,275)          --
     Flag Investors Institutional Shares ........       (111,186)          --
     BIAT Shares ................................       (934,598)          --
   Net realized long-term gains:
     Flag Investors Class A Shares ..............     (1,111,273)          --
     Flag Investors Class B Shares ..............        (62,528)          --
     Flag Investors Institutional Shares ........       (123,540)          --
     BIAT Shares ................................     (1,038,442)          --
                                                   -------------  -------------
   Total distributions ..........................     (4,437,976)          --
                                                   -------------  -------------
Capital Share Transactions:
   Proceeds from sale of shares .................     27,137,624     62,295,373
   Value of shares issued in
     reinvestment of dividends ..................      4,247,011           --
   Cost of shares repurchased ...................    (49,110,205)   (72,562,378)
                                                   -------------  -------------
   Decrease in net assets derived from
     capital share transactions .................    (17,725,570)   (10,267,005)
                                                   -------------  -------------
   Total increase in net assets .................     25,288,452     23,224,129
Net Assets:
   Beginning of year ............................    146,497,406    123,273,277
                                                   -------------  -------------
   End of year (including accumulated net
     investment loss of $(11,254) and ($6,233),
     respectively) ..............................  $ 171,785,858  $ 146,497,406
                                                   =============  =============

SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- FLAG INVESTORS CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                               FOR THE
                                                              YEAR ENDED
                                                              OCTOBER 31,            FOR THE YEARS ENDED OCTOBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2000          1999          1998          1997         1996
Per Share Operating Performance:
   Net asset value at beginning of year ...................... $ 24.36        $ 19.08       $ 23.17       $  19.14     $  17.09
                                                               -------        -------       -------       --------     --------
Income from Investment Operations:
   Expenses in excess of investment income ...................   (0.39)         (0.28)        (0.22)1        (0.18)       (0.15)
   Net realized and unrealized gain (loss) on investments ....    8.41           5.56         (2.82)          4.95         3.10
                                                               -------        -------       -------       --------     --------
   Total from investment operations ..........................    8.02           5.28         (3.04)          4.77         2.95
                                                               -------        -------       -------       --------     --------
Less Distributions:
   Distributions from net realized short-term gains ..........   (0.36)            --         (0.21)         (0.21)       (0.30)
   Distributions from net realized long-term gains ...........   (0.40)            --         (0.84)         (0.53)       (0.60)
                                                               -------        -------       -------       --------     --------
   Total distributions .......................................   (0.76)            --         (1.05)         (0.74)       (0.90)
                                                               -------        -------       -------       --------     --------
   Net asset value at end of year ............................ $ 31.62      $   24.36      $  19.08       $  23.17     $  19.14
                                                               =======        =======       =======       ========     ========
Total return 2 ...............................................   33.32%         27.67%       (13.48)%        25.93%       18.19%
Ratios to Average Daily Net Assets:
   Expenses ..................................................    1.32%          1.40%         1.41%          1.44%        1.50%
   Expenses in excess of investment income ...................   (1.14)%        (1.19)%       (1.03)%        (0.97)%      (0.83)%
Supplemental Data:
   Net assets at end of year (000s) .......................... $84,322        $70,236       $65,247        $71,123      $45,325
   Portfolio turnover rate ...................................      36%            38%           23%            42%          24%

----------
1 Calculated based on average shares.
2 Total return excludes the effect of sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

18-19

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- FLAG INVESTORS CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                  FOR THE PERIOD
                                                               FOR THE                                            JUNE 20, 1996 1
                                                              YEAR ENDED                                              THROUGH
                                                              OCTOBER 31,       FOR THE YEARS ENDED OCTOBER 31,     OCTOBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2000          1999          1998          1997         1996
Per Share Operating Performance:
   Net asset value at beginning of period .....................  23.67        $18.69        $22.88        $19.10       $19.22
                                                                ------        ------        ------        ------       ------
Income from Investment Operations:
   Expenses in excess of investment income ....................  (0.45)        (0.55)        (0.37)2       (0.18)       (0.12)
   Net realized and unrealized gain (loss) on investments .....   8.00          5.53         (2.77)         4.70        --
                                                                ------        ------        ------        ------       ------
   Total from investment operations ...........................   7.55          4.98         (3.14)         4.52        (0.12)
                                                                ------        ------        ------        ------       ------
Less Distributions:
   Distributions from net realized short-term gains ...........  (0.36)           --         (0.21)        (0.21)          --
   Distributions from net realized long-term gains ............  (0.40)           --         (0.84)        (0.53)          --
                                                                ------        ------        ------        ------       ------
   Total distributions ........................................  (0.76)           --         (1.05)        (0.74)          --
                                                                ------        ------        ------        ------       ------
   Net asset value at end of period ........................... $30.46        $23.67        $18.69        $22.88       $19.10
                                                                ======        ======        ======        ======       ======
Total return 3 ................................................  32.32%        26.65%       (14.11)%       24.69%       (0.62)%
Ratios to Average Daily Net Assets:
   Expenses ...................................................   2.07%         2.15%         2.16%         2.19%        2.25%4
   Expenses in excess of investment income ....................  (1.89)%       (1.94)%       (1.77)%       (1.73)%      (1.67)%4
Supplemental Data:
   Net assets at end of period (000s) ......................... $8,136        $3,662        $5,155        $5,719       $  772
   Portfolio turnover rate ....................................     36%           38%           23%           42%          24%

-----------
1 Commencement of operations.
2 Calculation based on average shares.
3 Total return excludes the effect of sales charge.
4 Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.
20-21

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- FLAG INVESTORS CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)                 FOR THE PERIOD
                                                                 JULY 31, 2000 1
                                                                     THROUGH
                                                                   OCTOBER 31,
--------------------------------------------------------------------------------
                                                                      2000

Per Share Operating Performance:
   Net asset value at beginning of period .........................  $29.83
                                                                     ------
Income from Investment Operations:
   Expenses in excess of investment income ........................   (0.14)
   Net realized and unrealized gain on investments ................    0.78
                                                                     ------
   Total from investment operations ...............................    0.64
                                                                     ------
Less Distributions:
   Distributions from net realized short-term gains ...............      --
   Distributions from net realized long-term gains ................      --
                                                                     ------
   Total distributions ............................................      --
                                                                     ------
   Net asset value at end of period ...............................  $30.47
                                                                     ======
Total return 2 ....................................................    2.15%3
Ratios to Average Daily Net Assets:
   Expenses .......................................................    2.07%4
   Expenses in excess of investment income ........................   (1.89)%4
Supplemental Data:
   Net assets at end of period (000s) .............................    $102
   Portfolio turnover rate ........................................      36%

-----------
1 Commencement of operations.
2 Total return excludes the effect of sales charges.
3 Performance since inception.
4 Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.
22

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- FLAG INVESTORS INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                   FOR THE PERIOD
                                                               FOR THE                                             NOV. 2, 1995 1
                                                              YEAR ENDED                                              THROUGH
                                                              OCTOBER 31,       FOR THE YEARS ENDED OCTOBER 31,     OCTOBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2000          1999          1998          1997         1996
Per Share Operating Performance:
   Net asset value at beginning of period ...................   $24.54        $ 19.17       $ 23.25       $ 19.15      $ 17.45
                                                                ------        -------       -------       -------      -------
Income from Investment Operations:
   Expenses in excess of investment income ..................    (0.73)         (0.21)        (0.17)2       (0.26)       (0.12)
   Net realized and unrealized gain (loss) on investments ...     8.89           5.58         (2.86)         5.10         2.72
                                                                ------        -------       -------       -------      -------
   Total from investment operations .........................     8.16           5.37         (3.03)         4.84         2.60
                                                                ------        -------       -------       -------      -------
Less Distributions:
   Distributions from net realized short-term gains .........    (0.36)           --          (0.21)        (0.21)       (0.30)
   Distributions from net realized long-term gains ..........    (0.40)           --          (0.84)        (0.53)       (0.60)
                                                                ------        -------       -------       -------      -------
   Total distributions ......................................    (0.76)           --          (1.05)        (0.74)       (0.90)
                                                                ------        -------       -------       -------      -------
   Net asset value at end of period .........................   $31.94        $ 24.54       $ 19.17       $ 23.25      $ 19.15
                                                                ======        =======       =======       =======      =======
Total return ................................................    33.65%         28.01%       (13.39)%       26.36%       16.48%
Ratios to Average Daily Net Assets:
   Expenses .................................................     1.07%          1.15%         1.16%         1.19%        1.25%3
   Expenses in excess of investment income ..................    (0.88)%        (0.94)%       (0.76)%       (0.74)%      (0.61)%3
Supplemental Data:
   Net assets at end of period (000s) .......................   $2,358         $7,578        $6,243       $13,068      $19,751
   Portfolio turnover rate ..................................       36%            38%           23%           42%          24%

---------
1 Commencement of operations.
2 Calculation based on average shares.
3 Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.
24-25

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- BIAT SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                              FOR THE PERIOD
                                                               FOR THE                                         MAY 9, 1997 1
                                                              YEAR ENDED                                         THROUGH
                                                              OCTOBER 31,  FOR THE YEARS ENDED OCTOBER 31,     OCTOBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2000          1999          1998                  1997
Per Share Operating Performance:
   Net asset value at beginning of period ....................  $ 24.56       $ 19.19       $ 23.24                $ 18.64
                                                                -------       -------       -------                -------
Income from Investment Operations:
   Expenses in excess of investment income ...................    (0.30)        (0.21)        (0.17)2                (0.06)
   Net realized and unrealized gain (loss) on investments ....     8.46          5.58         (2.83)                  4.66
                                                                -------       -------       -------                -------
   Total from investment operations ..........................     8.16          5.37         (3.00)                  4.60
                                                                -------       -------       -------                -------
Less Distributions:
   Distributions from net realized short-term gains ..........    (0.36)           --          (0.21)                   --
   Distributions from net realized long-term gains ...........    (0.40)           --          (0.84)                   --
                                                                -------       -------       -------                -------
   Total distributions .......................................    (0.76)           --          (1.05)                   --
                                                                -------       -------       -------                -------
   Net asset value at end of period ..........................  $ 31.96       $ 24.56       $ 19.19                $ 23.24
                                                                =======       =======       =======                =======
Total return .................................................    33.62%        27.98%       (13.26)%                24.68%
Ratios to Average Daily Net Assets:
   Expenses ..................................................     1.07%         1.15%         1.16%                  1.19%3
   Expenses in excess of investment income ...................    (0.89)%       (0.94)%       (0.80)%                (0.69)%3
Supplemental Data:
   Net assets at end of period (000s) ........................  $76,868       $65,021       $46,628                $35,653
   Portfolio turnover rate ...................................       36%           38%           23%                    42%

--------
1 Commencement of operations.
2 Calculation based on average shares.
3 Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.
26-27

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Flag Investors Emerging Growth Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on July 2, 1987 and began operations December 30, 1987, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its objective is to seek long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies.

     The Fund consists of five share classes: Flag Investors Class A Shares, which began operations June 15, 1988; Flag Investors Class B Shares, which began operations June 20, 1996; Flag Investors Class C Shares, which began operations July 31, 2000; Flag Investors Institutional Shares, which began operations November 2, 1995; and Brown Investment Advisory & Trust (BIAT) Shares (formerly, Alex. Brown Capital Advisory & Trust Shares), which began operations May 9, 1997.

     The Flag Investors Class A, Class B and Class C Shares are subject to different sales charges and distribution fees. The Flag Investors Class A Shares have a front-end sales charge and the Flag Investors Class B and Class C Shares each have a contingent deferred sales charge. The Flag Investors Institutional Shares and BIAT Shares have neither a front-end sales charge, a contingent deferred sales charge nor a distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions in accordance with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the year. Our estimates could be different from the actual results.

     The Fund's significant accounting policies are:

     A. VALUATION OF SECURITIES -- The Fund values a portfolio security that is primarily traded on a national exchange, or the NASDAQ National Market, by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTE 1 (CONTINUED)

         readily available, or may be unreliable, the security is priced at its fair value using procedures that the Board of Directors establishes and monitors. At October 31, 2000 there were no Board Valued Securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

     B.  REPURCHASE  AGREEMENTS -- The Fund may enter into tri-party  repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement requires that the collateral's market value, including any accrued interest, exceed the broker's repurchase obligation. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. FEDERAL INCOME TAXES -- The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income or excise taxes.

             The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

             These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, permanent differences as of October 31, 2000 have been primarily attributable to certain net operating losses and the utiliza-

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 -- (CONCLUDED)

         tion of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, and have been reclassified to the following accounts:

                               UNDISTRIBUTED       ACCUMULATED
                              NET INVESTMENT      NET REALIZED          PAID-IN
         FUND                  INCOME (LOSS)     GAINS (LOSSES)         CAPITAL
         ----                 --------------     --------------       ----------
         Emerging Growth        $1,930,370        $(3,414,158)        $1,483,788

     D. SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER -- The Fund uses the trade date to account for securities transactions and the specific identification cost method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the amortization of premiums and accretion of discounts. Income, gains and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 -- INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

     Investment Company Capital Corp. ("ICCC"), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's investment advisor and Brown Investment Advisory & Trust (BIAT) is the Fund's sub-advisor. As compensation for its advisory services the Fund pays ICCC an annual fee equal to 0.85% of the Fund's average daily net assets. As compensation for its subadvisory services, ICCC pays BIAT an annual fee equal to 0.55% of the Fund's average daily net assets. For the year ended October 31, 2000, ICCC's advisory fee was $1,572,346, of which $115,383 was payable at October 31, 2000.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisors. These persons are not paid by the Fund for serving in these capacities.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTE 2 -- (CONCLUDED)

     ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily based upon its average daily net assets and paid monthly. For the year ended October 31, 2000, ICCC's fee was $67,766, of which $5,424 was payable at October 31, 2000.

     ICCC also provides transfer agency services for the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly. For the year ended October 31, 2000, ICCC's fee was $88,746, of which $19,789 was payable at October 31, 2000.

     Bankers Trust Company, an affiliate of the advisor, is the Fund's custodian. At October 31, 2000, $29,205 was payable to Bankers Trust.

     ICC Distributors, Inc. ("ICC Distributors") a non-affiliated entity, provides distribution services to the Fund for which ICC Distributors is paid an annual fee, pursuant to Rule 12b-1 that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets and 1.00% (including a 0.25% shareholder servicing fee) of the Flag Investors Class B and Class C Shares' average daily net assets. No distribution fees are charged to the Institutional or BIAT share classes.

     The Fund complex offers a retirement plan for eligible Directors.The actuarially computed pension expense allocated to the Fund for the year ended October 31, 2000 was $2,768 and the accrued liability was $9,405.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue up to 35 million shares of $.001 par value capital stock (8 million Flag Investors Class A, 1 million Flag Investors Class B, 15 million Flag Investors Class C, 5 million Flag Investors Institutional, 5 million BIAT and 1 million undesignated). Transactions in shares of the Fund are listed below.

                                                FLAG INVESTORS CLASS A SHARES
                                            ------------------------------------
                                                 FOR THE             FOR THE
                                               YEAR ENDED          YEAR ENDED
                                            OCTOBER 31, 2000    OCTOBER 31, 1999
                                            ----------------    ----------------
   Shares sold .............................       426,108           1,515,812
   Shares issued to shareholders on
      reinvestment of dividends ............        70,927                  --
   Shares redeemed .........................      (713,733)         (2,051,847)
                                              ------------        ------------
   Net decrease in shares outstanding ......      (216,698)           (536,035)
                                              ============        ============
   Proceeds from sale of shares ............  $ 15,695,330        $ 31,943,780
   Value of reinvested dividends ...........     1,990,933                  --
   Cost of shares redeemed .................   (23,051,067)        (43,621,960)
                                              ------------        ------------
   Net decrease from capital share
      transactions .........................  $ (5,364,804)       $(11,678,180)
                                              ============        ============

                                                FLAG INVESTORS CLASS B SHARES
                                            ------------------------------------
                                                 FOR THE             FOR THE
                                               YEAR ENDED          YEAR ENDED
                                            OCTOBER 31, 2000    OCTOBER 31, 1999
                                            ----------------    ----------------
   Shares sold ..............................     281,564              20,443
   Shares issued to shareholders on
      reinvestment of dividends .............       3,893                  --
   Shares redeemed ..........................    (173,094)           (141,506)
                                              -----------        ------------
   Net increase (decrease) in
       shares outstanding ...................     112,363            (121,063)
                                              ===========        ============
   Proceeds from sale of shares ............. $ 9,329,207        $    408,881
   Value of reinvested dividends ............     106,032                  --
   Cost of shares redeemed ..................  (5,764,560)         (2,902,871)
                                              -----------        ------------
   Net increase (decrease) from capital share
      transactions .......................... $ 3,670,679        $ (2,493,990)
                                              ===========        ============
32

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTE 3 (CONTINUED)

                                                FLAG INVESTORS
                                                CLASS C SHARES
                                              ------------------
                                                FOR THE PERIOD
                                                JULY 31, 2000 1
                                                    THROUGH
                                               OCTOBER 31, 2000
                                              ------------------
   Shares sold ..................................      3,352
   Shares issued to shareholders on
      reinvestment of dividends .................         --
   Shares redeemed ..............................         --
                                                    --------
   Net increase in shares outstanding ...........      3,352
                                                    ========
   Proceeds from sale of shares .................   $100,000
   Value of reinvested dividends ................         --
   Cost of shares redeemed ......................         --
                                                    --------
   Net increase from capital share
      transactions ..............................   $100,000
                                                    ========

-------
1 Commencement of operations.

                                           FLAG INVESTORS INSTITUTIONAL SHARES
                                          ------------------------------------
                                               FOR THE             FOR THE
                                             YEAR ENDED          YEAR ENDED
                                          OCTOBER 31, 2000    OCTOBER 31, 1999
                                          ----------------    ----------------
   Shares sold ............................      13,569              569,819
   Shares issued to shareholders on
      reinvestment of dividends ...........       7,771                   --
   Shares redeemed ........................    (256,358)            (586,592)
                                            -----------         ------------
   Net decrease in shares outstanding .....    (235,018)             (16,773)
                                            ===========         ============
    Proceeds from sale of shares .......... $   555,831         $ 12,357,525
   Value of reinvested dividends                219,845                   --
   Cost of shares redeemed ................  (8,389,236)         (12,773,882)
                                            -----------          -----------
   Net decrease from capital share
      transactions ........................ $(7,613,560)        $   (416,357)
                                            ===========         ============

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 3 (CONCLUDED)

                                                          BIAT SHARES
                                             -----------------------------------
                                                   FOR THE           FOR THE
                                                 YEAR ENDED        YEAR ENDED
                                              OCTOBER 31, 2000  OCTOBER 31, 1999
                                             -----------------  ----------------
   Shares sold ................................       44,374           840,979
   Shares issued to shareholders on
      reinvestment of dividends ...............       68,181                --
   Shares redeemed ............................     (354,868)         (623,346)
                                                ------------      ------------
   Net increase (decrease) in shares
      outstanding .............................     (242,313)          217,633
                                                ============      ============
   Proceeds from sale of shares ............... $  1,457,256      $ 17,585,187
   Value of reinvested dividends ..............    1,930,201                --
   Cost of shares redeemed ....................  (11,905,342)      (13,263,665)
                                                ------------      ------------
   Net increase (decrease) from capital share
      transactions ............................ $ (8,517,885)     $  4,321,522
                                                ============      ============

NOTE 4 -- INVESTMENT TRANSACTIONS

     Excluding  short-term  obligations,   purchases  of  investment  securities
aggregated $63,789,198 and sales of investment securities aggregated $89,117,332 for the year ended October 31, 2000.

     On October 31, 2000, aggregate net unrealized appreciation over tax cost for portfolio securities was $69,439,445, of which $82,597,766 related to appreciated securities and $13,158,321 related to depreciated securities.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTE 5 -- RISKS OF INVESTING IN SMALL AND EMERGING GROWTH COMPANIES

     There are risks to investors inherent in the characteristics of emerging growth companies. The Fund may invest in companies that have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Flag Investors Emerging Growth Fund, Inc.

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Flag Investors Emerging Growth Fund, Inc.(hereafter referred to as the "Fund") at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Baltimore,Maryland
December 20, 2000

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED)
FOR THE TAX YEAR ENDED OCTOBER 31, 2000

     The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The Fund hereby designates the following earned amount as 20% rate capital gain dividends for the fiscal year ended October 31, 2000, $24,334,028. The Fund's distributions to shareholders included $0.40 per share from long term capital gains, all of which is taxable at the 20% capital gains rate.

     Of the ordinary income distributions made during the fiscal year ended October 31, 2000, 0.29% qualifies for the dividends received deduction available to corporate shareholders.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

                                TRUMAN T. SEMANS
                              CHAIRMAN AND DIRECTOR

                                 RICHARD R.BURT
                                    DIRECTOR

                                 RICHARD T. HALE
                                    DIRECTOR

                               JOSEPH R. HARDIMAN
                                    DIRECTOR

                                  LOUIS E. LEVY
                                    DIRECTOR

                               EUGENE J. MCDONALD
                                    DIRECTOR

                                REBECCA W. RIMEL
                                    DIRECTOR

                               ROBERT H. WADSWORTH
                                    DIRECTOR

                               CARL W. VOGT, ESQ.
                                    PRESIDENT

                                CHARLES A. RIZZO
                                    TREASURER

                                  AMY M. OLMERT
                                    SECRETARY

                                DANIEL O. HIRSCH
                               ASSISTANT SECRETARY

INVESTMENT OBJECTIVE
     The Fund seeks to achieve long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding other Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                                 [LOGO OMITTED]
                                 FLAG INVESTORS
                 INVESTING WITH A DIFFERENCE(REGISTRATION MARK)

                                 DOMESTIC EQUITY
                               Communications Fund
                              Emerging Growth Fund
                              Equity Partners Fund
                           Real Estate Securities Fund
                                    Top 50 US
                               Value Builder Fund

                              INTERNATIONAL EQUITY
                              European Mid-Cap Fund
                            International Equity Fund
                              Japanese Equity Fund
                                   Top 50 Asia
                                  Top 50 Europe
                                  Top 50 World

                                  FIXED INCOME
                          Managed Municipal Fund Shares
                         Short-Intermediate Income Fund
                      Total Return US Treasury Fund Shares

                                  MONEY MARKET
                            Cash Reserve Prime Shares

                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                              WWW.FLAGINVESTORS.COM

                                 Distributed by:
                             ICC DISTRIBUTORS, INC.

                                                                   EGANN (12/00)